Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets

Fixed assets consist of the following:

	December 31, 2012	December 31, 2013

Computers, software and office equipment	4,622	3,113
Leasehold improvements	5,211	8,024

Sub-total	9,833	11,137
Less: accumulated depreciation	2,195	3,296

	7,638	7,841